Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth the compensation for our CEO and the average compensation for our other NEOs (the “Non-CEO NEOs”), both as reported in the Summary Compensation Table along with certain adjustments to reflect the “compensation actually paid” to such individuals, as required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, for each of fiscal year 2026, 2025, 2024, 2023 and 2022. The Talent and Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For further information concerning our pay-for-performance philosophy and how we align executive compensation with the performance of the Company, see the Compensation Discussion and Analysis section of this proxy statement.
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for CEO (b)	Compensation Actually Paid to CEO1 (c)	Average Summary Compensation Table Total for Non-CEO NEOs (d)	Average Compensation Actually Paid to Non-CEO NEOs1 (e)	Total Shareholder Return2 (f)	Peer Group Total Shareholder Return3 (g)	Net Income (Loss) (millions)4 (h)	Revenue (millions)5 (i)
2026	$10,351,021	$8,563,688	$4,722,400	$3,785,984	$51.12	$44.70	$146	$812.9
2025	$9,582,835	$2,795,204	$4,066,002	$1,460,671	$50.39	$94.85	$(1)	$745.6
2024	$10,082,248	$16,513,762	$4,986,896	$6,417,911	$66.50	$92.62	$12	$659.7
2023	$6,256,075	$433,031	$2,561,259	$346,019	$42.27	$62.82	$(119)	$596.6
2022	$8,457,367	$3,006,737	$3,711,603	$1,494,858	$72.07	$65.04	$(34)	$528.7

1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2026, Lauren R. Dillard, Matthew Karasick, Vihan Sharma, Jerry C. Jones and Mohsin Hussain; (ii) for fiscal 2025, Lauren R. Dillard, Vihan Sharma, Mohsin Hussain, Jerry C. Jones and Kimberly Bloomston; (iii) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson; (iv) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; and (v) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments set forth in the table below were made to total compensation to determine the compensation actually paid (certain totals may not sum due to rounding). Our prior proxy statements include corresponding information for fiscal years 2022 through 2025.

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2026	$10,351,021	$8,743,052	$6,955,720	$8,563,688
Average of Non-CEO NEOs
2026	$4,722,400	$3,200,002	$2,263,586	$3,785,984

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2026	$7,390,520	$(293,670)	—	$(141,130)	—	$6,955,720
Average of Non-CEO NEOs
2026	$2,380,327	$(112,341)	$66,201	$13,120	$(83,721)	$2,263,586

2.
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the price of Common Stock at the end and the beginning of the measurement period by the price of Common Stock at the beginning of the measurement period.

3.
The peer group used for this purpose is the S&P 400 IT Consulting and Other Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022.

4.
The dollar amounts reported represent the amount of net income (loss) reflected in our audited consolidated financial statements for the applicable year.

5.
Revenue as reported under GAAP.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1.
	The dollar amounts reported in column (c) and (e) represent the amount of “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2026, Lauren R. Dillard, Matthew Karasick, Vihan Sharma, Jerry C. Jones and Mohsin Hussain; (ii) for fiscal 2025, Lauren R. Dillard, Vihan Sharma, Mohsin Hussain, Jerry C. Jones and Kimberly Bloomston; (iii) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson; (iv) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; and (v) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann.
Peer Group Issuers, Footnote
The peer group used for this purpose is the S&P 400 IT Consulting and Other Services Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Reports on Form 10-K for the years ended March 31, 2026, March 31, 2025, March 31, 2024, March 31, 2023 and March 31, 2022.

4.

PEO Total Compensation Amount	$ 10,351,021	$ 9,582,835	$ 10,082,248	$ 6,256,075	$ 8,457,367
PEO Actually Paid Compensation Amount	$ 8,563,688	2,795,204	16,513,762	433,031	3,006,737
Adjustment To PEO Compensation, Footnote
1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2026, Lauren R. Dillard, Matthew Karasick, Vihan Sharma, Jerry C. Jones and Mohsin Hussain; (ii) for fiscal 2025, Lauren R. Dillard, Vihan Sharma, Mohsin Hussain, Jerry C. Jones and Kimberly Bloomston; (iii) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson; (iv) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; and (v) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments set forth in the table below were made to total compensation to determine the compensation actually paid (certain totals may not sum due to rounding). Our prior proxy statements include corresponding information for fiscal years 2022 through 2025.

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2026	$10,351,021	$8,743,052	$6,955,720	$8,563,688
Average of Non-CEO NEOs
2026	$4,722,400	$3,200,002	$2,263,586	$3,785,984

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2026	$7,390,520	$(293,670)	—	$(141,130)	—	$6,955,720
Average of Non-CEO NEOs
2026	$2,380,327	$(112,341)	$66,201	$13,120	$(83,721)	$2,263,586

Non-PEO NEO Average Total Compensation Amount	$ 4,722,400	4,066,002	4,986,896	2,561,259	3,711,603
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,785,984	1,460,671	6,417,911	346,019	1,494,858
Adjustment to Non-PEO NEO Compensation Footnote
1.
The dollar amounts reported in column (c) and (e) represent the amount of  “compensation actually paid” to Mr. Howe, our CEO, for all applicable years and the average of the “compensation actually paid” to our Non-CEO NEOs. The dollar amounts reported as “compensation actually paid” do not reflect the actual amount of compensation earned by or paid to our CEO or our Non-CEO NEOs during the applicable years, as explained in the ensuing tables. The Non-CEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for fiscal 2026, Lauren R. Dillard, Matthew Karasick, Vihan Sharma, Jerry C. Jones and Mohsin Hussain; (ii) for fiscal 2025, Lauren R. Dillard, Vihan Sharma, Mohsin Hussain, Jerry C. Jones and Kimberly Bloomston; (iii) for fiscal 2024, Lauren R. Dillard, Vihan Sharma, Kimberly Bloomston, Jerry C. Jones and Warren C. Jenson; (iv) for fiscal 2023, Warren C. Jenson, Mohsin Hussain and Jerry C. Jones; and (v) for fiscal 2022, Warren C. Jenson, Mohsin Hussain, Jerry C. Jones, Diego Panama, and David Pann. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments set forth in the table below were made to total compensation to determine the compensation actually paid (certain totals may not sum due to rounding). Our prior proxy statements include corresponding information for fiscal years 2022 through 2025.

Fiscal Year	Reported Summary Compensation Table (SCT) Totali A	Reported Value of Equity Awardsii B	Equity Award Adjustmentsiii C	Compensation Actually Paid A-B+C
Company’s CEO
2026	$10,351,021	$8,743,052	$6,955,720	$8,563,688
Average of Non-CEO NEOs
2026	$4,722,400	$3,200,002	$2,263,586	$3,785,984

i.
Reflects the amounts (or the average amounts with regard to the Non-CEO NEOs) represented in the “Total” column of the Summary Compensation Table for the applicable years.

ii.
Reflects the grant date fair value of equity awards granted to the CEO (or the average amounts with regard to the Non-CEO NEOs) as reported in the “Stock Awards” column in the Summary Compensation Table for the covered years.

iii.
The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) as set forth in the chart below:

	Plus Year End Fair Value of Outstanding Unvested Stock Awards Granted in the Year	Year over Year Change (Positive or Negative) in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Years	Plus Fair Value of Awards Granted and Vested in the Year	Year over Year Change (Positive or Negative) in Fair Value of Stock Awards Granted in Prior Years that Vested in the Year	Less Year End Fair Value of Awards Granted in Prior Years that Failed to Meet the Applicable Vesting Conditions in the Year	Total Equity Award Adjustments
Company’s CEO
2026	$7,390,520	$(293,670)	—	$(141,130)	—	$6,955,720
Average of Non-CEO NEOs
2026	$2,380,327	$(112,341)	$66,201	$13,120	$(83,721)	$2,263,586

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the five years presented in the table.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Net Income (Loss)
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs to our net income (loss) over the five years presented in the table.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid vs. Revenue
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with revenue. While the Company uses several financial performance measures to evaluate performance for purposes of its executive compensation program, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the NEOs for the most recently completed fiscal year to Company performance. Revenue is a key driver of both (i) our annual cash incentive plan, which, for fiscal 2026, utilized revenue adjusted to reflect the impact, if any, of acquisitions and divestitures during the year as one of the two corporate performance measures (weighted 50%) and (ii) our long-term equity incentive compensation program in our fiscal 2026 Rule of 40 PSUs (average 3-year revenue growth percentage). Note, however, that because a significant portion of compensation actually paid is comprised of equity awards, which have multi-year vesting periods, compensation actually paid is heavily impacted by fluctuations in stock price year-over-year, as compared to revenue.

Total Shareholder Return Vs Peer Group
Compensation Actually Paid vs. Cumulative TSR of the Company and Cumulative TSR of the Peer Group
The following graph compares the amount of compensation actually paid to our CEO and the average compensation actually paid to our Non-CEO NEOs with our cumulative TSR and the TSR of our peer group over the five years presented in the table.

Tabular List, Table
Financial Performance Measures
As described in greater detail in the Compensation Discussion and Analysis section, our executive compensation program reflects a variable pay-for-performance philosophy with a substantial portion of our NEOs’ annual target total direct compensation “at-risk” and/or subject to performance-based vesting requirements. The metrics that we use for both our short and long-term compensation programs are selected based on the objective of ensuring our NEOs’ interests are aligned with those of our stockholders and to motivate and reward individual initiative and effort. The most important financial performance measures used by us to link executive compensation actually paid to the NEOs, for the most recently completed fiscal year, to our performance are set forth below. These measures are utilized in our annual cash and long-term equity incentive compensation programs.
•
Revenue

Non-GAAP EBIT

Rule of 40 (Average 3-year revenue growth percentage + Average 3-year EBITDA margin)

Relative TSR compared to the Russell 2000 Index

Total Shareholder Return Amount	$ 51.12	50.39	66.5	42.27	72.07
Peer Group Total Shareholder Return Amount	44.7	94.85	92.62	62.82	65.04
Net Income (Loss)	$ 146,000,000	$ (1,000,000)	$ 12,000,000	$ (119,000,000)	$ (34,000,000)
Company Selected Measure Amount	812,900,000	745,600,000	659,700,000	596,600,000	528,700,000
PEO Name	Mr. Howe
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description	5. Revenue as reported under GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP EBIT
Measure:: 3
Pay vs Performance Disclosure
Name	Rule of 40 (Average 3-year revenue growth percentage + Average 3-year EBITDA margin)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR compared to the Russell 2000 Index
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,743,052)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,955,720
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,390,520
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,670)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(141,130)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,200,002)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,263,586
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,380,327
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,341)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	66,201
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,120
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (83,721)